Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000
Ordinary shares, issued (in shares)	22,530,702	16,879,628
Ordinary shares, outstanding (in shares)	22,530,702	16,879,628